Long-term investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity method investments:
Share of loss from equity investees			$ (307)
Cost method investments:
Balance at beginning of the year	$ 26,365	$ 33,638
Additions		2,838
Disposal		(1,055)
Net unrealized gains on investments held	794	10,907
Exchange difference	369	(132)
Less: impairment loss on long-term investments	(794)	(19,831)
Balance at end of the year	26,734	26,365	$ 33,638
Total long-term investments	$ 26,734	$ 26,365